NON-CURRENT AND CURRENT FINANCIAL LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Jun 30, 2026	Jun 30, 2026	Dec 31, 2025	Dec 31, 2025
in € thousand	Non-current	Current	Non-current	Current
Loans from banks	2,483	404	1,191	1,232
Other third party loans	200	2,938	2,200	3,114
Loans from shareholders	—	3,988	21,000	4,611
Loans from other related parties	6,000	7,416	11,000	8,634
Black forest term loan facility (Host loan and derivative)	—	6,758	574	5,290
XJ Harbour set-off agreement (Host loan and Share Price Protection)	6,813	—	9,459	64,267
Linden Convertible Notes (Host loan, warrants and derivative)	5,803	6,679	—	—
Pegasus Warrants	33,175	—	26,094	—
Total financial liabilities	54,474	28,184	71,518	87,148

The following table shows an overview of the financial liabilities of SCHMID as of December 31, 2025:

in € thousand	Non-current	Current
Loans from banks	1,191	1,232
Black forest term loan facility	574	—
Other third party loans	2,200	3,114
Loans from shareholders	21,000	4,611
Loans from other related parties	11,000	8,634
Total debt	35,965	17,591
Black forest term loan facility (derivative)	—	5,290
XJ Harbour Set-off agreement	9,459	64,267
Warrants	26,094	—
Total financial liabilities	71,518	87,148

The following table shows an overview of the financial liabilities of SCHMID as of December 31, 2024:

in € thousand	Non-current	Current
Loans from banks	—	2,219
XJ Harbour share purchase liability	—	23,539
Other third party loans	2,000	3,008
Loans from shareholders	21,000	8,694
Loans from other related parties	14,000	2,973
Total debt	37,000	40,433
Warrants	5,053	—
Total financial liabilities	42,053	40,433